Related party transactions - Key management remuneration (Details) R in Thousands	12 Months Ended
	Jun. 30, 2019 ZAR (R) person	Jun. 30, 2018 ZAR (R) person	Jun. 30, 2017 ZAR (R) person
Executive Directors
Disclosure of transactions between related parties
Salary	R 32,194
Retirement funding	4,540
Other benefits	10,214
Total short-term benefits	46,948	R 66,808	R 77,333
Long-term incentive rights vested	25,025
Long-term incentives and share appreciation rights	25,025	20,515	24,970
Share-based payment	32,000
Prescribed Officers
Disclosure of transactions between related parties
Salary	49,335
Retirement funding	6,373
Other benefits	11,780
Total short-term benefits	67,488	89,007	70,949
Long-term incentive rights vested	19,628
Share appreciation rights	48,931
Long-term incentives and share appreciation rights	R 68,559	R 44,962	R 23,807
Number of members | person	8	8	7
Share-based payment	R 20,000
Non-executive Directors
Disclosure of transactions between related parties
Board meeting fees	24,498
Lead Director fees	387
Committee fees	7,372
Ad hoc Special Board Committee Meeting	198
Total non-executive Director remuneration	R 32,455	R 27,823	R 23,079